Research and Development expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Research and Development expenses
Staff costs	€ 40,741	€ 23,783	€ 22,541
Capitalized costs	3,000	4,900	8,500
Total research and development expenses	42,824	34,325	26,651
Research and development expenses
Research and Development expenses
Staff costs	14,556	13,118	13,803
Consulting and contractors' fees	10,001	6,458	2,762
Q&A regulatory	236	354	263
Depreciation and amortization expense	3,161	1,428	1,314
Impairment loss on (in)tangible assets	1,178
Travel	1,295	1,282	1,179
Manufacturing and outsourced development	8,083	8,586	6,458
Clinical studies	4,979	6,102	4,929
Other expenses	996	1,072	1,674
Training	1,059	153
IP costs		44	941
IT	244	637	1,802
Capitalized costs	(2,964)	(4,909)	(8,474)
Total research and development expenses	€ 42,824	€ 34,325	€ 26,651